Financial instruments and related disclosures - Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flow hedges | Variability in cash flows from a highly probable forecast transaction
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ (41)	£ (5)
Amount of hedge ineffectiveness recognised in profit or loss	0	0
Hedged future cash flows no longer expected to occur	0	0
Due to hedged item affecting profit or loss	0	0
Due to hedged item affecting balance sheet	37	8
Cash flow hedges | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	(1)	4
Amount of hedge ineffectiveness recognised in profit or loss	0	0
Hedged future cash flows no longer expected to occur	0	0
Due to hedged item affecting profit or loss	0	(2)
Due to hedged item affecting balance sheet	0	0
Net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	402	(617)
Amount of hedge ineffectiveness recognised in profit or loss	0	0
Hedged future cash flows no longer expected to occur	0	0
Due to hedged item affecting profit or loss	7	194
Due to hedged item affecting balance sheet	£ 0	£ 0